CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6. Convertible Notes Payable

Convertible Notes Payable (Yorkville)

On May 22, 2025, in connection with and pursuant to the terms of the SEPA with Yorkville, (see Note 7 for further details), Yorkville agreed to advance to the Company, in exchange for convertible notes payable, an aggregate principal amount of up to $3,000,000, $500,000 of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Note Payable (the “Yorkville Convertible Note #1”); $500,000 of which was funded on July 2, 2025 in exchange for the issuance of a Convertible Note Payable (the “Yorkville Convertible Note #2”); and $2,000,000 which was funded on November 4, 2025 (See Note 9).

The Company received net proceeds of $460,000 after an original issue discount of $40,000 during the three months ended June 30, 2025 as a result of Yorkville Convertible Note #1. The Company received additional net proceeds of $460,000 after an original issue discount of $40,000 during the three months ended September 30, 2025 as a result of Yorkville Convertible Note #2. The original issuance discounts were expensed in the accompanying condensed statement of operations under loss from original issue discount on convertible notes payable.

Yorkville Convertible Note #1 and Yorkville Convertible Note #2 (together the “Yorkville Notes”) have a maturity date of May 22, 2026, and accrue interest at 8% per annum, subject to an increase to 18% per annum upon an event of default. As of September 30, 2025, no events of default have occurred.

The Yorkville Notes require that beginning on October 22, 2025, and continuing on the same day of each successive month thereafter (each, an “Installment Date”), the Company shall repay accrued and unpaid interest on each of the first four Installment Dates. Thereafter, the Company shall repay the principal amount of $125,000, plus accrued and unpaid interest, on each remaining Installment Date until the respective convertible notes payable is fully repaid.

Additionally, Yorkville has the right to convert any portion of the outstanding principal under the Yorkville Notes into shares of Class A common stock at any time, subject to certain limitations. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the applicable Conversion Price, which may be either:

●	the fixed price of $8.00 per share (the “Fixed Price”), or
●	the variable price (the “Variable Price”, defined as 95% of the lowest daily Volume Weighted Average Price (VWAP) of the Class A common stock during the 10 consecutive trading days immediately preceding the conversion date, but which Variable Price shall not be lower than $1.60 (the “Floor Price”).

Yorkville will not have the right to convert any portion of the principal to the extent that, after giving effect to such conversion, Yorkville would beneficially own more than 4.99% of the total number of shares of Class A common stock outstanding immediately after such conversion.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Yorkville Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest. Such early redemption may only be exercised if (i) the Company provides Yorkville with no less than ten trading days’ prior written notice, and (ii) on the date such notice is issued, the VWAP of the Class A common stock is less than the Fixed Price.

As of September 30, 2025, the principal amount outstanding under the Yorkville Notes is $1,000,000. During the three and nine months ended September 30, 2025, the Company recorded interest expense of $22,274 and $34,852 in connection with the Yorkville Notes, respectively.

The Company has elected to record the Yorkville Notes at fair value pursuant to ASC 820 at the date of issuance and in subsequent reporting periods. The fair value of Yorkville Convertible Note #1 as of May 22, 2025 was $500,000. The Company used a Monte Carlo simulation model in order to determine Yorkville Convertible Note #1’s fair value at May 22, 2025, with the following inputs: the fair value of the Company’s common stock of $8.00 on the issuance date, estimated equity volatility of 70%, the time to maturity of 0.89 years, a discounted market interest rate of 20.0%, a risk free rate of 4.13%, and probability of optional redemption 5.0%.

The fair value of Yorkville Convertible Note #2 as of July 2, 2025 was $500,000. The Company used a Monte Carlo simulation model in order to determine Yorkville Convertible Note #2’s fair value at July 2, 2025, with the following inputs: the fair value of the Company’s common stock of $8.00 on the issuance date, estimated equity volatility of 78%, the time to maturity of 0.84 years, a discounted market interest rate of 20.0%, a risk free rate of 3.99%, and probability of optional redemption 5.0%.

During the three and nine months ended September 30, 2025, the Company recorded a loss of $63,267 and $96,205 related to the change in fair value of the Yorkville Notes, respectively. The fair value of the Yorkville Notes as of September 30, 2025 was $1,096,205. The Company used a Monte Carlo simulation model in order to determine the Yorkville Notes fair value at September 30, 2025, with the following inputs: the fair value of the Company’s common stock of $8.96 on September 30, 2025, estimated equity volatility of 71%, the time to maturity of 0.64 years, a discounted market interest rate of 20.0%, a risk free rate of 3.83%, and probability of optional redemption 5.0%.